SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share repurchased, shares	413,501
Ordinary share repurchased	$ 51,528
Total intrinsic value of options outstanding	6,226	$ 11,302
Total intrinsic value of options exercisable at year-end	6,158	10,857
Total intrinsic value of options exercised	9,268	11,149	$ 14,523
Fair value of options vested	$ 90	$ 407	$ 964
Weighted-average remaining contractual term of options outstanding	1 year 7 months 16 days
Weighted-average remaining contractual term of options exercisable	1 year 7 months 10 days
Share repurchase program				$ 100
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested employee options	$ 3
Unrecognized compensation cost, recognition period	4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options contractual term	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Unrecognized compensation cost related to unvested restricted shares	$ 38,277
Weighted-average grant-date fair value	$ 196.83	$ 105.94	$ 87.02
Total intrinsic value of RSU's vested	$ 42,449	$ 22,649	$ 16,907
Fair value of RSU vested	$ 20,054	$ 14,412	$ 10,684
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%